Organization and Principal Activities - Schedule of Subsidiaries (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Solowin Holdings [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Jul. 23, 2021
Percentage of effective ownership
Place of incorporation	Cayman Islands
Principal activities	Investment holding
Solomon JFZ (Asia) Holdings Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Jul. 25, 2016
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Hong Kong
Principal activities	Securities and virtual assets dealings and brokerage; advising on securities; corporate consultancy services; and asset management services
Solomon Private Wealth Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Dec. 04, 2023
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Hong Kong
Principal activities	Wealth management and financial planning services
Solomon Global Asset Management Limited [Member]
Schedule of Subsidiaries [Line Items]
Percentage of effective ownership	100.00%
Place of incorporation	British Virgin Islands
Principal activities	Dormant
Date of incorporation	August 4, 2023 (Acquired on March 13, 2025)